Income taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Effective tax rate	14.00%	14.00%	11.90%	14.50%
Income tax benefit due to charges related to the Ukraine Conflict			$ 341,000
Effective tax rate excluding charges related to the Ukraine Conflict			14.00%	14.20%